Other Long Term Assets - Schedule of Other Long-Term Assets (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Other Assets, Noncurrent [Abstract]
Deposits	$ 21,993	$ 25,890	$ 18,065
Advances	140,055	0	216,291
Interest accrued	13,591	9,249	14,624
Balances with statutory authorities		0	20,516
Deferred tax assets (refer note 21, 25)	160,309	82,345	70,103
Total	$ 335,948	$ 117,484	$ 339,598